Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	3 Months Ended				12 Months Ended			48 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024 $ / Perbarrel	Dec. 31, 2023	Oct. 31, 2023 CAD ($) $ / Perbarrel	Dec. 31, 2028 $ / Perbarrel	Dec. 31, 2027	Oct. 31, 2027 $ / Perbarrel	Oct. 31, 2022 CAD ($)
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario | $							$ 868				$ 738
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					28
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel								43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel								67		72
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					81		88
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					103
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel								74
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			6.60%	5.90%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.70%		4.00%
Canada GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.60%
U.S. GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.10%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								5.00%	5.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					1.60%	(1.00%)
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					10.90%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								9.60%
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					(30.00%)
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								4.20%